Long-term Debt - Schedule of Long-Term Debt (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt, gross	$ 3,748,100,000	$ 3,246,400,000
Deferred financing fees	(44,900,000)	(34,800,000)
Long-term debt	3,566,100,000	3,060,600,000
Current portion of long-term debt	(332,100,000)	(363,700,000)
Long-term debt Non Current	3,234,000,000.0	2,696,900,000
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt, gross	772,100,000	867,000,000.0
Long-term debt	772,100,000
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt, gross	2,094,700,000	1,799,400,000
Fair value adjustment on term loan credit facilities	(100,000)	(100,000)
Long-term debt	2,094,700,000
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross	80,000,000.0	80,000,000.0
Long-term debt	80,000,000	80,000,000
Exchangeable Notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross	201,300,000	0
Debt discount on notes	(6,100,000)	0
Fairfax Financial Holdings Limited [Member]
Debt Instrument [Line Items]
Long-term debt, gross	600,000,000.0	500,000,000.0
Debt discount on notes	$ (130,900,000)	$ (150,900,000)